Fair value of financial instruments	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures
Fair Value of Financial Instruments

Note 33 – Fair value of financial instruments

The fair value of financial instruments is the amount at which an asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. For those financial instruments with no quoted market prices available, fair values have been estimated using present value calculations or other valuation techniques, as well as management’s best judgment with respect to current economic conditions, including discount rates, estimates of future cash flows, and prepayment assumptions. Many of these estimates involve various assumptions and may vary significantly from amounts that could be realized in actual transactions.

The fair values reflected herein have been determined based on the prevailing rate environment at December 31, 2016 and December 31, 2015, as applicable. In different interest rate environments, fair value estimates can differ significantly, especially for certain fixed rate financial instruments. In addition, the fair values presented do not attempt to estimate the value of the Corporation’s fee generating businesses and anticipated future business activities, that is, they do not represent the Corporation’s value as a going concern.

The following tables present the carrying amount and estimated fair values of financial instruments with their corresponding level in the fair value hierarchy. The aggregate fair value amounts of the financial instruments disclosed do not represent management’s estimate of the underlying value of the Corporation.

	December 31, 2016
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$362,394	$362,394	$-	$-	$362,394
Money market investments	2,890,217	2,854,777	35,440	-	2,890,217
Trading account securities, excluding
derivatives[1]	59,796	-	53,118	6,678	59,796
Investment securities available-for-sale[1]	8,209,806	-	8,208,414	1,392	8,209,806
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	$96,027	$-	$-	$73,540	$73,540
Collateralized mortgage
obligation-federal agency	74	-	-	78	78
Other	2,000	-	1,738	220	1,958
Total investment securities
held-to-maturity	$98,101	$-	$1,738	$73,838	$75,576
Other investment securities:
FHLB stock	$58,033	$-	$58,033	$-	$58,033
FRB stock	94,672	-	94,672	-	94,672
Trust preferred securities	13,198	-	13,198	-	13,198
Other investments	1,915	-	-	4,987	4,987
Total other investment securities	$167,818	$-	$165,903	$4,987	$170,890
Loans held-for-sale	$88,821	$-	$504	$89,509	$90,013
Loans not covered under loss sharing
agreement with the FDIC	22,263,446	-	-	20,578,904	20,578,904
Loans covered under loss sharing
agreements with the FDIC	542,528	-	-	515,808	515,808
FDIC loss share asset	69,334	-	-	63,187	63,187
Mortgage servicing rights	196,889	-	-	196,889	196,889
Derivatives	14,094	-	14,094	-	14,094
	December 31, 2016
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$22,786,682	$-	$22,786,682	$-	$22,786,682
Time deposits	7,709,542	-	7,708,724	-	7,708,724
Total deposits	$30,496,224	$-	$30,495,406	$-	$30,495,406
Federal funds purchased and assets
sold under agreements to repurchase	$479,425	$-	$479,439	$-	$479,439
Other short-term borrowings[2]	$1,200	$-	$1,200	$-	$1,200
Notes payable:
FHLB advances	$672,670	$-	$671,872	$-	$671,872
Unsecured senior debt securities	444,788	-	466,263	-	466,263
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,323	-	399,370	-	399,370
Others	18,071	-	-	18,071	18,071
Total notes payable	$1,574,852	$-	$1,537,505	$18,071	$1,555,576
Derivatives	$12,842	$-	$12,842	$-	$12,842
Contingent consideration	$153,158	$-	$-	$153,158	$153,158

[1] Refer to Note 32 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.

[2] Refer to Note 21 to the consolidated financial statements for the composition of other short-term borrowings.

	December 31, 2015
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Assets:
Cash and due from banks	$363,674	$363,674	$-	$-	$363,674
Money market investments	2,180,092	2,083,839	96,253	-	2,180,092
Trading account securities, excluding
derivatives[1]	71,659	-	62,687	8,972	71,659
Investment securities available-for-sale[1]	6,062,992	276	6,061,282	1,434	6,062,992
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	$98,817	$-	$-	$80,815	$80,815
Collateralized mortgage
obligation-federal agency	86	-	-	91	91
Other	2,000	-	1,740	243	1,983
Total investment securities
held-to-maturity	$100,903	$-	$1,740	$81,149	$82,889
Other investment securities:
FHLB stock	$59,387	$-	$59,387	$-	$59,387
FRB stock	97,740	-	97,740	-	97,740
Trust preferred securities	13,198	-	13,198	-	13,198
Other investments	1,923	-	-	4,966	4,966
Total other investment securities	$172,248	$-	$170,325	$4,966	$175,291
Loans held-for-sale	$137,000	$-	$1,364	$138,031	$139,395
Loans not covered under loss sharing
agreement with the FDIC	21,843,180	-	-	20,849,150	20,849,150
Loans covered under loss sharing
agreements with the FDIC	611,939	-	-	593,002	593,002
FDIC loss share asset	310,221	-	-	313,224	313,224
Mortgage servicing rights	211,405	-	-	211,405	211,405
Derivatives	16,959	-	16,959	-	16,959
	December 31, 2015
	Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$19,044,355	$-	$19,044,355	$-	$19,044,355
Time deposits	8,165,368	-	8,134,029	-	8,134,029
Total deposits	$27,209,723	$-	$27,178,384	$-	$27,178,384
Federal funds purchased and assets sold
under agreements to repurchase	$762,145	$-	$764,599	$-	$764,599
Other short-term borrowings[2]	$1,200	$-	$1,200	$-	$1,200
Notes payable:
FHLB advances	$761,501	$-	$780,411	$-	$780,411
Unsecured senior debt	442,704	-	435,186	-	435,186
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,295	-	352,673	-	352,673
Others	19,008	-	-	19,008	19,008
Total notes payable	$1,662,508	$-	$1,568,270	$19,008	$1,587,278
Derivatives	$14,343	$-	$14,343	$-	$14,343
Contingent consideration	$120,380	$-	$-	$120,380	$120,380

[1] Refer to Note 33 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.

[2] Refer to Note 22 to the consolidated financial statements for the composition of other short-term borrowings.

The notional amount of commitments to extend credit at December 31, 2016 and 2015 is $ 7.8 billion and $ 7.4 billion, respectively, and represents the unused portion of credit facilities granted to customers. The notional amount of letters of credit at December 31, 2016 and December 31, 2015 is $ 36 million and $ 52 million, respectively, and represents the contractual amount that is required to be paid in the event of nonperformance. The fair value of commitments to extend credit and letters of credit, which are based on the fees charged to enter into those agreements, are not material to Popular’s financial statements.

Following is a description of the Corporation’s valuation methodologies and inputs used to estimate the fair values for each class of financial assets and liabilities not measured at fair value, but for which the fair value is disclosed.

Cash and due from banks

Cash and due from banks include cash on hand, cash items in process of collection, and non-interest bearing deposits due from other financial institutions. The carrying amount of cash and due from banks is a reasonable estimate of its fair value. Cash and due from banks are classified as Level 1.

Money market investments

Investments in money market instruments include highly liquid instruments with an average maturity of three months or less. For this reason, they carry a low risk of changes in value as a result of changes in interest rates, and the carrying amount approximates their fair value.  Money market investments include federal funds sold, securities purchased under agreements to resell, time deposits with other banks, and cash balances, including those held at the Federal Reserve. These money market investments are classified as Level 2, except for cash balances which generate interest, including those held at the Federal Reserve, which are classified as Level 1.

Investment securities held-to-maturity

  Obligations of Puerto Rico, States and political subdivisions: Municipal bonds include Puerto Rico public municipalities debt and bonds collateralized by second mortgages under the Home Purchase Stimulus Program. Puerto Rico public municipalities debt was valued internally based on benchmark treasury notes and a credit spread derived from comparable general obligations of the Government of Puerto Rico municipal bonds trades and recent issuances. Puerto Rico public municipalities debt is classified as Level 3. Given that the fair value of municipal bonds collateralized by second mortgages was based on internal yield and prepayment speed assumptions, these municipal bonds are classified as Level 3.
  Agency collateralized mortgage obligation: The fair value of the agency collateralized mortgage obligation (“CMO”), which is guaranteed by GNMA, was based on internal yield and prepayment speed assumptions. This agency CMO is classified as Level 3.
  Other: Other securities include foreign debt and a private non-profit institution security. Given that the fair value was based on quoted prices for similar instruments, foreign debt is classified as Level 2. Since the fair value of the private non-profit institution security was internally derived using a price/yield methodology, in which the spread was defined based on the obligor risk rating and the corresponding transfer price, this security is classified as Level 3.

Other investment securities

  Federal Home Loan Bank capital stock: Federal Home Loan Bank (FHLB) capital stock represents an equity interest in the FHLB of New York. It does not have a readily determinable fair value because its ownership is restricted and it lacks a market. Since the excess stock is repurchased by the FHLB at its par value, the carrying amount of FHLB capital stock approximates fair value. Thus, these stocks are classified as Level 2.
  Federal Reserve Bank capital stock: Federal Reserve Bank (FRB) capital stock represents an equity interest in the FRB of New York. It does not have a readily determinable fair value because its ownership is restricted and it lacks a market. Since the canceled stock is repurchased by the FRB for the amount of the cash subscription paid, the carrying amount of FRB capital stock approximates fair value. Thus, these stocks are classified as Level 2.
  Trust preferred securities: These securities represent the equity-method investment in the common stock of these trusts. Book value is the same as fair value for these securities since the fair value of the junior subordinated debentures is the same amount as the fair value of the trust preferred securities issued to the public. The equity-method investment in the common stock of these trusts is classified as Level 2.
  Other investments: Other investments include private equity method investments and Visa Class B common stock held by the Corporation. Since there are no observable market values, private equity method investments are classified as Level 3. The Visa Class B common stock was priced by applying the quoted price of Visa Class A common stock, net of a liquidity adjustment, to the as converted number of Class A common shares since these Class B common shares are restricted and not convertible to Class A common shares until pending litigation is resolved. Thus, these stocks are classified as Level 3.

Loans held-for-sale

For loans held-for-sale originated with the intent to sell in the secondary market, its fair value was determined using similar characteristics of loans and secondary market prices assuming the conversion to mortgage-backed securities. Given that the valuation methodology uses internal assumptions based on loan level data, these loans are classified as Level 3. The fair value of certain other loans held-for-sale is based on bids received from potential buyers; binding offers; or external appraisals, net of internal adjustments and estimated costs to sell. Loans held-for-sale based on binding offers are classified as Level 2. Loans held-for-sale based on indicative offers and/or external appraisals are classified as Level 3.

Loans held-in-portfolio

The fair values of the loans held-in-portfolio have been determined for groups of loans with similar characteristics. Loans were segregated by type such as commercial, construction, residential mortgage, consumer, and credit cards. Each loan category was further segmented based on loan characteristics, including interest rate terms, credit quality and vintage. Generally, fair values were estimated based on an exit price by discounting expected cash flows for the segmented groups of loans using a discount rate that considers interest, credit and expected return by market participant under current market conditions. Additionally, prepayment, default and recovery assumptions have been applied in the mortgage loan portfolio valuations. Loans held-in-portfolio are classified as Level 3.

FDIC loss share asset

Fair value of the FDIC loss share asset was estimated using projected net losses related to the loss sharing agreements, which are expected to be reimbursed by the FDIC. The projected net losses were discounted using the U.S. Government agency curve. The loss share asset is classified as Level 3.

Deposits

  Demand deposits: The fair value of demand deposits, which have no stated maturity, was calculated based on the amount payable on demand as of the respective dates. These demand deposits include non-interest bearing demand deposits, savings, NOW, and money market accounts. Thus, these deposits are classified as Level 2.
  Time deposits: The fair value of time deposits was calculated based on the discounted value of contractual cash flows using interest rates being offered on time deposits with similar maturities. The non-performance risk was determined using internally-developed models that consider, where applicable, the collateral held, amounts insured, the remaining term, and the credit premium of the institution. For certain 5-year certificates of deposit in which customers may withdraw their money anytime with no penalties or charges, the fair value of these certificates of deposit incorporate an early cancellation estimate based on historical experience. Time deposits are classified as Level 2.

Assets sold under agreements to repurchase

  Securities sold under agreements to repurchase: Securities sold under agreements to repurchase with short-term maturities approximate fair value because of the short-term nature of those instruments. Resell and repurchase agreements with long-term maturities were valued using discounted cash flows based on the three-month LIBOR. In determining the non-performance credit risk valuation adjustment, the collateralization levels of these long-term securities sold under agreements to repurchase were considered. Securities sold under agreements to repurchase are classified as Level 2.

Other short-term borrowings

The carrying amount of other short-term borrowings approximate fair value because of the short-term maturity of those instruments or because they carry interest rates which approximate market. Thus, these other short-term borrowings are classified as Level 2.

Notes payable

  FHLB advances: The fair value of FHLB advances was based on the discounted value of contractual cash flows over their contractual term. In determining the non-performance credit risk valuation adjustment, the collateralization levels of these advances were considered. These advances are classified as Level 2.
  Unsecured senior debt securities: The fair value of publicly-traded unsecured senior debt securities was determined using recent trades of similar transactions. Publicly-traded unsecured senior debt securities are classified as Level 2.

  Junior subordinated deferrable interest debentures (related to trust preferred securities): The fair value of junior subordinated interest debentures was determined using recent trades of similar transactions. Thus, these junior subordinated deferrable interest debentures are classified as Level 2.
  Others: The other category includes capital lease obligations. Generally accepted accounting principles do not require a fair valuation of capital lease obligations, therefore; it is included at its carrying amount. Capital lease obligations are classified as Level 3